Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The minimum future lease commitments under noncancelable leases in effect at December 31, 2015 are as follows:

2016	$18,153
2017	13,379
2018	9,672
2019	8,522
2020	7,485
Thereafter	16,158
$73,369